                             -  BT INSTITUTIONAL FUNDS  -










                          ----------------------------------


                                EQUITY 500 INDEX FUND

                          ----------------------------------










                                  SEMI-ANNUAL REPORT
                          ----------------------------------
                                      JUNE-1997

--------------------------------------------------------------------------------
EQUITY 500 INDEX FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    Letter to Shareholders . . . . . . . . . . . . . . . . . . . . . . .  3

    Equity 500 Index Fund
      Statement of Assets and Liabilities. . . . . . . . . . . . . . . .  5
      Statement of Operations. . . . . . . . . . . . . . . . . . . . . .  5
      Statement of Changes in Net Assets . . . . . . . . . . . . . . . .  6
      Financial Highlights . . . . . . . . . . . . . . . . . . . . . . .  7
      Notes to Financial Statements. . . . . . . . . . . . . . . . . . .  8

    Equity 500 Index Portfolio
      Schedule of Portfolio Investments. . . . . . . . . . . . . . . . .  9
      Statement of Assets and Liabilities. . . . . . . . . . . . . . . . 15
      Statement of Operations. . . . . . . . . . . . . . . . . . . . . . 15
      Statement of Changes in Net Assets . . . . . . . . . . . . . . . . 16
      Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . 16
      Notes to Financial Statements. . . . . . . . . . . . . . . . . . . 17

--------------------------------------------------------------------------------
EQUITY 500 INDEX FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

The BT Institutional Equity 500 Index Fund (the "Fund") returned 20.52% for the six months ended June 30, 1997, tightly tracking both the 20.62% return of the S&P 500 Index* and the 20.27% return of the Lipper S&P 500 Average.** Since its inception on December 31, 1992, the Fund is up 126.69% cumulatively, as of June 30, 1997. This is a 19.97% average annualized total return.+ For the year ended June 30, 1997, the Fund returned 34.50%.

It is also well worth noting that the Fund is ranked 5th of the 59 S&P 500 index funds in its category by Lipper Analytical Services, Inc. for the one year period ended June 30, 1997 and has earned a five-star rating out of 1,997 domestic equity funds from Morningstar based on its 3-year performance as of June 30, 1997.++

MARKET ACTIVITY

The Dow Jones Industrial average broke the 7,000 barrier for the first time and the S&P 500 Index reached its highest levels as well during the first six months of 1997. However, the bull market for equities was also plagued by short-term volatility. For example, the large capitalization sector started the year with the strongest January performance it had seen since 1989. The S&P 500 was up 6.21% for the month, but then its pace slowed considerably in February and the market narrowed, with large cap stocks such as Philip Morris, Proctor & Gamble, J.P. Morgan, and Merck leading the way. By March, the equity indices were back down to levels considered unprecedented peaks in November 1996, and returns were weak. In fact, the S&P 500 Index was down 4.16% in March. Contributing to this sharp correction was the Federal Reserve Board's hike of the fed funds rate-the first increase in over two years-by 0.25% to 5.50% late in the month. Still, economic expansion had continued through the first quarter, with favorable producer prices and retail sales figures. Employment numbers looked positive, reflecting strength in the labor force, and inflation pressures remained benign.

                       ---------------------------------------
                                      OBJECTIVE
                       Seeks to match the performance of the
                       stock market, as represented by the S&P
                       500 Index, before expenses.
                       ---------------------------------------

In the second quarter, economic growth slowed, and the inflation picture, while already good, brightened even further, as consumer prices are estimated to have advanced at a mere 1.5% annual rate between March and June. Despite the absence of pricing power, corporate profits continued to post impressive gains. With this favorable economic scenario as a backdrop, the Federal Reserve Board chose not to boost interest rates again when it met on May 20th, surprising many industry analysts and investors who had anticipated that they would. The equity markets responded positively. The Dow Jones was back up above the 7,000 mark in April, and the S&P 500 rebounded to finish up with a rather impressive 17% return for the second quarter. In all, the S&P 500 finished the six month period with a first half performance that was among the strongest in the past fifty years.

                  ------------------------------------------
                            INVESTMENT INSTRUMENTS
                  Primarily equity securities, consisting of
                  common stock of current S&P 500 companies.
                  ------------------------------------------

During this semi-annual period, large capitalization stocks outperformed small cap stocks, though small cap stocks outperformed in May 1997 for the first time since December 1996, primarily due to a rebound in the technology sector. Within the large cap sector, growth outperformed value. The opposite was true within the small cap sector, where value stocks outperformed growth stocks. Overall, leading groups for the first half of 1997 included health care, consumer staples, and financials. The weakest performing sectors were communication services, utilities, and technology.

--------------------------------------------------------------------------------
TEN LARGEST STOCK HOLDINGS
--------------------------------------------------------------------------------
General Electric Co.                        Royal Dutch Petroleum Co.

Coca-Cola Co.                               Intel Corp.

Exxon Corp.                                 Philip Morris Companies, Inc.

Microsoft Corp.                             Procter & Gamble Co.

Merck & Company, Inc.                       IBM Corp.
--------------------------------------------------------------------------------

MANAGER OUTLOOK

As the second half of the year unfolds, the economy is expected to once again display strength. Employment remains robust, consumer incomes are expanding in excess of the well-contained inflation rate, and consumer confidence is running at peak levels. On balance, real GDP is estimated to rise in the 2.5-3.0% range-enough, in our opinion, to generate a bit more inflation and allow corporate earnings to continue to expand at double-digit rates.

We believe that as the economy shows a bit more steam, no huge jump in consumer prices is likely. However, should inflation drift notably higher, this, in turn, may push interest rates upward and lead the Federal Reserve Board to officially hike rates again either at their August 19th or September 30th meeting. While such a hike would, as usual, temporarily depress the equities markets, we expect favorable fundamentals to result in an ongoing positive trend for stocks over the longer term. Thus, we believe there is still great opportunity for capital appreciation through equities.

---------------
*   This index is unmanaged, and investments cannot be made in an index.
** Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges. The Fund is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
+ Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
++ Ranking is based on total cumulative reinvested performance. Performance and ratings are historical, ratings are subject to change every quarter, and past performance is no guarantee of future results. Actual returns and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Morningstar proprietary ratings reflect historical risk-adjusted performance as of June 30, 1997. They are subject to change every month and are calculated from the Fund's 3-year average annual total return in excess of 90-day T-bill returns and a risk factor that reflects fund performance below 90-day T-bill returns. 10% of the funds in the investment category receive 5 stars. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
EQUITY 500 INDEX FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


                       DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                            BY SECTOR AS OF JUNE 30, 1997
                       (PERCENTAGES ARE BASED ON MARKET VALUE)

                                       [CHART]

                       Other                                11%
                       Retail Trade                          5%
                       Energy                                9%
                       Utilities                             9%
                       Health Care                          10%
                       Finance and Building                 16%
                       Capital Goods                        15%
                       Consumer Non-Durables                15%
                       Business Equipment and Services      10%

As always, we appreciate your ongoing support of the BT Institutional Equity 500 Index Fund, and we look forward to continuing to serve your investment needs for many years to come.

                                  /s/ Frank Salerno

                                    Frank Salerno
                               Portfolio Manager of the
                              EQUITY 500 INDEX PORTFOLIO
                                    June 30, 1997
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE EQUITY 500 INDEX FUND AND THE S&P 500 INDEX SINCE DECEMBER 31, 1992.
--------------------------------------------------------------------------------
                                    TOTAL RETURN
                                 ENDED JUNE 30, 1997
                      One Year                   Since 12/31/92*
                       34.50%                        126.69%

* The Fund's inception date.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

                                       [CHART]

                   Equity 500 Index Fund - $22,669    S&P 500 Index - $22,757
                   -------------------------------    -----------------------
12/92                        10000                            10000
 3/93                        10420                            10437
 6/93                        10491                            10487
 9/93                        10736                            10758
12/93                        10984                            11008
 3/94                        10573                            10590
 6/94                        10615                            10635
 9/94                        11126                            11155
12/94                        11137                            11153
 3/95                        12214                            12239
 6/95                        13388                            13408
 9/95                        14445                            14473
12/95                        15323                            15344
 3/96                        16135                            16168
 6/96                        16854                            16894
 9/96                        17366                            17416
12/96                        18809                            18867
 3/97                        19291                            19373
 6/97                        22669                            22757


Past performance is not indicative of future performance. The S&P 500 Index is unmanaged, and investments may not be made in an index.

--------------------------------------------------------------------------------
EQUITY 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investment in Equity 500 Index Portfolio, at Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $1,497,158,120
Receivable for Shares of Beneficial Interest Subscribed. . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,868,127
Prepaid Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,025
                                                                                                                   --------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,499,038,272
                                                                                                                   --------------
LIABILITIES
Due to Bankers Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           20,269
Payable for Shares of Beneficial Interest Redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          733,241
Accrued Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           55,191
                                                                                                                   --------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          808,701
                                                                                                                   --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $1,498,229,571
                                                                                                                   --------------
                                                                                                                   --------------
SHARES OUTSTANDING ($0.001 par value per share,
  unlimited number of shares of beneficial
  interest authorized) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       75,170,142
                                                                                                                   --------------
                                                                                                                   --------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE (net assets divided by shares outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $        19.93
                                                                                                                   --------------
                                                                                                                   --------------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  910,322,420
  Undistributed Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           50,025
  Accumulated Net Realized Gain from Investment and Futures Transactions . . . . . . . . . . . . . . . . . . . .       34,481,196
  Net Unrealized Appreciation on Investments and Futures Contracts . . . . . . . . . . . . . . . . . . . . . . .      553,375,930
                                                                                                                   --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $1,498,229,571
                                                                                                                   --------------
                                                                                                                   --------------


--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income Allocated from Equity 500 Index Portfolio, net. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 12,917,948
                                                                                                                     ------------
EXPENSES
  Administration and Services Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        345,914
  Registration Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         36,524
  Printing and Shareholder Reports . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,777
  Professional Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,262
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,630
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,562
                                                                                                                     ------------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        409,669
  Less:  Expenses Absorbed by Bankers Trust. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (271,304)
                                                                                                                     ------------
    Net Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        138,365
                                                                                                                     ------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     12,779,583
                                                                                                                     ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     29,647,755
  Net Realized Gain from Futures Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,923,435
  Net Change in Unrealized Appreciation on Investments and Futures Contracts . . . . . . . . . . . . . . . . . . .    216,246,174
                                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS. . . . . . . . . . . . . . . . . . . . . . .    247,817,364
                                                                                                                     ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $260,596,947
                                                                                                                     ------------
                                                                                                                     ------------



                     See Notes to Financial Statements on Page 8

--------------------------------------------------------------------------------
EQUITY 500 INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              FOR THE         FOR THE
                                                                                         SIX MONTHS ENDED    YEAR ENDED
                                                                                          JUNE 30, 1997+  DECEMBER 31, 1996
                                                                                         ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   12,779,583    $   23,826,059
  Net Realized Gain from Investments and Futures Transactions. . . . . . . . . . . . . .      31,571,190        15,082,473
  Net Change in Unrealized Appreciation on Investments and Futures Contracts . . . . . .     216,246,174       189,718,387
                                                                                          --------------    --------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . . . .     260,596,947       228,626,919
                                                                                          --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (12,733,145)      (23,827,671)
  Net Realized Gain from Investments and Futures Transactions. . . . . . . . . . . . . .              --        (8,995,034)
                                                                                          --------------    --------------
Total Distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (12,733,145)      (32,822,705)
                                                                                          --------------    --------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Proceeds from Sales of Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     313,360,311       477,475,997
  Dividend Reinvestments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       9,426,943        26,683,658
  Cost of Shares Redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (290,876,863)     (282,059,871)
                                                                                          --------------    --------------
Net Increase from Capital Transactions in Shares of Beneficial Interest. . . . . . . . .      31,910,391       222,099,784
                                                                                          --------------    --------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     279,774,193       417,903,998
                                                                                          --------------    --------------
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,218,455,378       800,551,380
                                                                                          --------------    --------------
End of Period (including undistributed net investment income of $50,025 and $3,587
  for period ended June 30, 1997 and December 31, 1996, respectively). . . . . . . . . .  $1,498,229,571    $1,218,455,378
                                                                                          --------------    --------------
                                                                                          --------------    --------------


----------------
+   Unaudited


                     See Notes to Financial Statements on Page 8

--------------------------------------------------------------------------------
EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Equity 500 Index Fund.


                                                                                            FOR THE YEAR ENDED
                                                                   FOR THE                      DECEMBER 31,
                                                                PERIOD ENDED -----------------------------------------------
                                                               JUNE 30, 1997+     1996        1995        1994         1993
                                                               --------------     ----        ----        ----         ----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .      $    16.68   $    13.97    $  10.44     $  10.68    $  10.00
                                                                ----------   ----------    --------     --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . .            0.16         0.33        0.30         0.28        0.25
  Net Realized and Unrealized Gain (Loss) on
    Investments and Futures Transactions . . . . . . . . .            3.25         2.82        3.59        (0.13)       0.73
                                                                ----------   ----------    --------     --------    --------
Total from Investment Operations . . . . . . . . . . . . .            3.41         3.15        3.89         0.15        0.98
                                                                ----------   ----------    --------     --------    --------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . . . . .           (0.16)       (0.33)      (0.30)       (0.28)      (0.25)
  Net Realized Gain from Investments and Futures
    Transactions . . . . . . . . . . . . . . . . . . . . .              --        (0.11)      (0.06)       (0.11)      (0.05)
                                                                ----------   ----------    --------     --------    --------
  Total Distributions. . . . . . . . . . . . . . . . . . .           (0.16)       (0.44)      (0.36)       (0.39)      (0.30)
                                                                ----------   ----------    --------     --------    --------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .      $    19.93   $    16.68    $  13.97     $  10.44    $  10.68
                                                                ----------   ----------    --------     --------    --------
                                                                ----------   ----------    --------     --------    --------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . .           20.52%       22.75%      37.59%        1.40%       9.84%
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) . . . . . . . .      $1,498,230   $1,218,455    $800,551     $371,216    $170,508
  Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . . . . . . .            1.85%*       2.20%       2.52%        2.84%       2.67%
    Expenses, including expenses of the
      Equity 500 Index Portfolio . . . . . . . . . . . . .            0.10%*       0.10%       0.10%        0.10%       0.10%
    Decrease Reflected in Above Expense Ratio Due
      to Absorption of Expenses by Bankers Trust . . . . .            0.11%*       0.11%       0.13%        0.13%       0.25%


---------------
+   Unaudited
*   Annualized



                     See Notes to Financial Statements on Page 8

--------------------------------------------------------------------------------
EQUITY 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION

BT Institutional Funds (the Trust) is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Equity 500 Index Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on December 31, 1992. The Fund invests substantially all of its assets in the Equity 500 Index Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 1997, the Fund's investment was 60.07% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, is contained elsewhere in this report.

B.  INVESTMENT INCOME

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C.  DIVIDENDS

It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

D.  FEDERAL INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

E.  OTHER

The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to the Trust are allocated among the Funds in the Trust.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Funds average daily net assets. For the six months ended June 30, 1997, this fee aggregated $345,914.

Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood Services, Inc. ("Edgewood") may seek reimbursement at an annual rate not exceeding 0.20 of 1% of each Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of each Fund's shares. For the six months ended June 30, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.02 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and 0.10 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the six months ended June 30, 1997, expenses have been reduced by $271,304.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustees of the Fund. Similarly, none of the Fund's officers received compensation from the Funds.

NOTE 3--SHARES OF BENEFICIAL INTEREST

At June 30, 1997, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                    FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                    JUNE 30, 1997 (UNAUDITED)           DECEMBER 31, 1996
                   ---------------------------     ---------------------------
                     SHARES          AMOUNT          SHARES          AMOUNT
                   ----------     ------------     ----------     ------------
Sold. . . . . . .  17,080,452    $ 313,360,311     31,364,322    $ 477,475,997
Reinvested. . . .     504,510        9,426,943      1,675,605       26,683,658
Redeemed. . . . . (15,463,774)    (290,876,863)   (17,316,172)    (282,059,871)
                   ----------     ------------     ----------     ------------
Net Increase. . .   2,121,188    $  31,910,391     15,723,755    $ 222,099,784
                   ----------     ------------     ----------     ------------
                   ----------     ------------     ----------     ------------

--------------------------------------------------------------------------------
EQUITY 500 INDEX FUND

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

Shares       Description                                     Value
------       -----------                                     -----
         COMMON STOCK - 98.92%
         AEROSPACE - 1.86%
262,188  Boeing Co . . . . . . . . . . . . . . . . . . $   13,912,351
 26,222  General Dynamics Corp.. . . . . . . . . . . .      1,966,650
 70,145  Lockheed Martin Corp. . . . . . . . . . . . .      7,264,392
 75,976  McDonnell Douglas Corp. . . . . . . . . . . .      5,204,356
 21,079  Northrop Grumman Corp.. . . . . . . . . . . .      1,851,000
 89,614  Raytheon Co.  . . . . . . . . . . . . . . . .      4,570,314
 73,524  Rockwell International Corp.. . . . . . . . .      4,337,916
 86,112  United Technologies Corp. . . . . . . . . . .      7,147,296
                                                       --------------
                                                           46,254,275
                                                       --------------

         AIRLINES - 0.30%
 32,602  AMR Corp. (a) . . . . . . . . . . . . . . . .      3,015,685
 28,949  Delta Air Lines, Inc. . . . . . . . . . . . .      2,373,818
 47,100  Southwest Airlines Co.. . . . . . . . . . . .      1,218,713
 22,215  U.S. Airways Group Inc. (a) . . . . . . . . .        777,525
                                                       --------------
                                                            7,385,741
                                                       --------------

         APPAREL, TEXTILES - 0.59%
 17,703  Charming Shoppes, Inc. (a). . . . . . . . . .         92,388
 83,414  Corning Inc.. . . . . . . . . . . . . . . . .      4,639,904
 27,000  Fruit of the Loom, Inc. Cl. A (a) . . . . . .        837,000
 26,503  Liz Claiborne, Inc. . . . . . . . . . . . . .      1,235,702
 71,648  Nike, Inc. Cl. B. . . . . . . . . . . . . . .      4,182,452
 19,929  Reebok International Ltd. (a) . . . . . . . .        931,681
  7,711  Russell Corp. . . . . . . . . . . . . . . . .        228,438
  8,004  Springs Industries, Inc. Cl. A. . . . . . . .        422,211
  6,549  Stride Rite Corp. . . . . . . . . . . . . . .         84,318
 23,515  V.F. Corp.. . . . . . . . . . . . . . . . . .      2,001,714
                                                       --------------
                                                           14,655,808
                                                       --------------

         AUTO RELATED - 2.10%
 61,800  AutoZone, Inc. (a). . . . . . . . . . . . . .      1,456,162
257,402  Chrysler Corp.. . . . . . . . . . . . . . . .      8,446,003
 13,034  Cummins Engine Co., Inc.. . . . . . . . . . .        919,712
 31,274  Dana Corp.. . . . . . . . . . . . . . . . . .      1,188,412
 28,982  Eaton Corp. . . . . . . . . . . . . . . . . .      2,530,491
 22,344  Echlin, Inc.. . . . . . . . . . . . . . . . .        804,384
407,064  Ford Motor Co.. . . . . . . . . . . . . . . .     15,366,666
270,784  General Motors Corp.. . . . . . . . . . . . .     15,079,284
 65,426  Genuine Parts Co. . . . . . . . . . . . . . .      2,216,306
 32,580  PACCAR Inc. . . . . . . . . . . . . . . . . .      1,512,934
 31,043  Parker Hannifin Corp. . . . . . . . . . . . .      1,883,922
 26,496  Timken Co.. . . . . . . . . . . . . . . . . .        942,264
                                                       --------------
                                                           52,346,540
                                                       --------------

         BANKS - 7.06%
 42,834  Ahmanson (H.F.) & Co. . . . . . . . . . . . .      1,841,862
200,634  Banc One Corp.. . . . . . . . . . . . . . . .      9,718,209
147,100  Bank of New York Company, Inc.. . . . . . . .      6,398,850
261,572  BankAmerica Corp. . . . . . . . . . . . . . .     16,887,742
 55,867  BankBoston Corp.. . . . . . . . . . . . . . .      4,025,916
 75,894  Barnett Banks, Inc. . . . . . . . . . . . . .      3,984,435
154,852  Chase Manhattan Corp. . . . . . . . . . . . .     15,030,322
166,966  Citicorp. . . . . . . . . . . . . . . . . . .     20,129,838
 42,700  Comerica, Inc.. . . . . . . . . . . . . . . .      2,903,600
 83,564  CoreStates Financial Corp.. . . . . . . . . .      4,491,565
 39,600  Fifth Third Bancorp . . . . . . . . . . . . .      3,249,675
117,736  First Chicago NBD Corp. . . . . . . . . . . .      7,123,028
101,750  First Union Corp. . . . . . . . . . . . . . .      9,411,875
 16,517  Golden West Financial Corp. . . . . . . . . .      1,156,190
 49,984  Great Western Financial Corp. . . . . . . . .      2,686,640

Shares       Description                                     Value
------       -----------                                     -----
 86,800  KeyCorp . . . . . . . . . . . . . . . . . . . $    4,849,950
100,524  Mellon Bank Corp. . . . . . . . . . . . . . .      4,536,145
 65,360  Morgan (J.P.) & Company, Inc. . . . . . . . .      6,821,950
 84,600  National City Corp. . . . . . . . . . . . . .      4,441,500
261,404  NationsBank Corp. . . . . . . . . . . . . . .     16,860,558
135,308  Norwest Corp. . . . . . . . . . . . . . . . .      7,611,075
 19,000  Republic New York Corp. . . . . . . . . . . .      2,042,500
 74,060  SunTrust Banks, Inc.. . . . . . . . . . . . .      4,077,929
 53,588  U.S. Bancorp. . . . . . . . . . . . . . . . .      3,436,331
 56,100  Wachovia Corp.. . . . . . . . . . . . . . . .      3,271,331
 32,970  Wells Fargo & Co. . . . . . . . . . . . . . .      8,885,415
                                                       --------------
                                                          175,874,431
                                                       --------------

         BEVERAGES - 3.87%
185,080  Anheuser-Busch Companies, Inc.. . . . . . . .      7,761,793
 10,319  Brown-Forman, Inc. Cl. B. . . . . . . . . . .        503,696
906,422  Coca-Cola Co. . . . . . . . . . . . . . . . .     61,183,485
 12,068  Coors (Adolph), Inc. Cl. B. . . . . . . . . .        321,311
560,494  PepsiCo, Inc. . . . . . . . . . . . . . . . .     21,053,556
138,537  Seagram Ltd.. . . . . . . . . . . . . . . . .      5,576,114
                                                       --------------
                                                           96,399,955
                                                       --------------

         BUILDING AND CONSTRUCTION - 0.76%
 14,083  Armstrong World Industries, Inc.. . . . . . .      1,033,340
  7,290  Centex Corp.. . . . . . . . . . . . . . . . .        296,156
 10,366  Crane Co. . . . . . . . . . . . . . . . . . .        433,428
  9,306  Fleetwood Enterprises, Inc. . . . . . . . . .        277,435
176,751  Home Depot, Inc.. . . . . . . . . . . . . . .     12,184,772
 63,711  Masco Corp. . . . . . . . . . . . . . . . . .      2,659,934
 13,650  Owens Corning . . . . . . . . . . . . . . . .        588,656
 35,230  Stanley Works . . . . . . . . . . . . . . . .      1,409,200
                                                       --------------
                                                           18,882,921
                                                       --------------

         BUILDING, FOREST PRODUCTS - 0.46%
 20,303  Boise Cascade Corp. . . . . . . . . . . . . .        716,950
 34,728  Champion International Corp.. . . . . . . . .      1,918,722
 33,201  Georgia-Pacific Corp. . . . . . . . . . . . .      2,834,535
 24,554  Johnson Controls, Inc.. . . . . . . . . . . .      1,008,249
  2,245  Kaufman & Broad Home Corp.. . . . . . . . . .         39,428
 37,458  Louisiana-Pacific Corp. . . . . . . . . . . .        791,300
  4,801  Potlatch Corp.. . . . . . . . . . . . . . . .        217,245
  73,794 Weyerhaeuser Co.. . . . . . . . . . . . . . .      3,837,288
                                                       --------------
                                                           11,363,717
                                                       --------------

         CHEMICALS AND TOXIC WASTE - 2.95%
 40,304  Air Products & Chemical, Inc. . . . . . . . .      3,274,700
 99,340  Amgen, Inc. (a) . . . . . . . . . . . . . . .      5,774,137
 85,176  Dow Chemical Co.. . . . . . . . . . . . . . .      7,420,959
410,292  Du Pont (E.I.) de Nemours & Co. . . . . . . .     25,797,109
 33,081  Eastman Chemical Co.. . . . . . . . . . . . .      2,100,643
  9,950  FMC Corp. (a) . . . . . . . . . . . . . . . .        790,403
 26,349  Grace (W.R.) & Co.. . . . . . . . . . . . . .      1,452,489
 24,296  Great Lakes Chemical Corp.. . . . . . . . . .      1,272,503
 36,514  Hercules, Inc.. . . . . . . . . . . . . . . .      1,748,108
 29,702  Mallinckrodt, Inc.. . . . . . . . . . . . . .      1,128,676
215,020  Monsanto Co.. . . . . . . . . . . . . . . . .      9,259,299
 50,906  Morton International, Inc.. . . . . . . . . .      1,536,725
 17,825  Nalco Chemical Co.. . . . . . . . . . . . . .        688,491
 65,842  PPG Industries, Inc.. . . . . . . . . . . . .      3,827,066
 18,238  Raychem Corp. . . . . . . . . . . . . . . . .      1,356,451
 25,359  Rohm & Haas Co. . . . . . . . . . . . . . . .      2,283,895
 43,500  Sigma-Aldrich Corp. . . . . . . . . . . . . .      1,525,219
 50,317  Union Carbide Corp. . . . . . . . . . . . . .      2,368,044
                                                       --------------
                                                           73,604,917
                                                       --------------


                     See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

Shares       Description                                     Value
------       -----------                                     -----
         COMPUTER SERVICES - 1.24%
121,200  3Com Corp. (a). . . . . . . . . . . . . . . . $    5,454,000
 28,800  Adobe Systems, Inc. . . . . . . . . . . . . .      1,009,800
106,512  Automatic Data Processing, Inc. . . . . . . .      5,006,064
 56,600  Cabletron Systems, Inc. (a) . . . . . . . . .      1,602,487
148,850  CUC International, Inc. (a) . . . . . . . . .      3,842,191
 61,100  Dell Computer Corp. (a) . . . . . . . . . . .      7,175,431
 90,900  EMC Corp. (a) . . . . . . . . . . . . . . . .      3,545,100
 51,100  Parametric Technology Co. (a) . . . . . . . .      2,174,944
 65,315  Silicon Graphics, Inc. (a). . . . . . . . . .        979,725
                                                       --------------
                                                           30,789,742
                                                       --------------

         COMPUTER SOFTWARE - 3.77%
243,200  Cisco Systems, Inc. (a) . . . . . . . . . . .     16,324,800
130,850  Computer Associates International, Inc. . . .      7,286,709
435,500  Microsoft Corp. (a) . . . . . . . . . . . . .     55,036,312
241,404  Oracle Corp. (a). . . . . . . . . . . . . . .     12,160,727
 93,300  Seagate Technology, Inc. (a). . . . . . . . .      3,282,994
                                                       --------------
                                                           94,091,542
                                                       --------------

         CONTAINERS - 0.25%
 38,730  Avery Dennison Corp.. . . . . . . . . . . . .      1,554,041
  3,054  Ball Corp.. . . . . . . . . . . . . . . . . .         91,811
 51,850  Crown Cork & Seal Company, Inc. . . . . . . .      2,770,734
 43,649  Stone Container Corp. (a) . . . . . . . . . .        624,726
 23,522  Temple-Inland, Inc. . . . . . . . . . . . . .      1,270,188
                                                       --------------
                                                            6,311,500
                                                       --------------

         COSMETICS AND TOILETRIES - 1.01%
  3,098  Alberto-Culver Co. Cl. B. . . . . . . . . . .         86,744
 53,128  Avon Products, Inc. . . . . . . . . . . . . .      3,748,844
202,808  Gillette Co.. . . . . . . . . . . . . . . . .     19,216,058
 43,587  International Flavors & Fragrances, Inc.. . .      2,201,143
                                                       --------------
                                                           25,252,789
                                                       --------------

         DIVERSIFIED - 1.44%
 54,869  Allegheny Teledyne, Inc.. . . . . . . . . . .      1,481,463
 27,602  Ceridian Corp. (a). . . . . . . . . . . . . .      1,166,184
 48,500  First Bank System, Inc. . . . . . . . . . . .      4,140,688
 42,200  Loews Corp. . . . . . . . . . . . . . . . . .      4,225,275
151,278  Minnesota Mining & Manufacturing Co.. . . . .     15,430,356
  3,927  NACCO Industries, Inc. Cl. A. . . . . . . . .        221,630
 52,564  Pall Corp.. . . . . . . . . . . . . . . . . .      1,222,113
 56,315  Praxair, Inc. . . . . . . . . . . . . . . . .      3,153,640
 24,020  SUPERVALU, Inc. . . . . . . . . . . . . . . .        828,690
 59,606  Textron, Inc. . . . . . . . . . . . . . . . .      3,956,348
                                                       --------------
                                                           35,826,387
                                                       --------------

         DRUGS - 6.74%
233,966  American Home Products Corp.. . . . . . . . .     17,898,399
363,478  Bristol-Myers Squibb Co.. . . . . . . . . . .     29,441,718
203,070  Lilly (Eli) & Co. . . . . . . . . . . . . . .     22,198,089
438,697  Merck & Company, Inc. . . . . . . . . . . . .     45,405,139
234,604  Pfizer, Inc.. . . . . . . . . . . . . . . . .     28,035,178
267,616  Schering-Plough Corp. . . . . . . . . . . . .     12,812,116
 98,586  Warner-Lambert Co.. . . . . . . . . . . . . .     12,249,311
                                                       --------------
                                                          168,039,950
                                                       --------------

         ELECTRICAL EQUIPMENT - 4.61%
1,187,244 General Electric Co. . . . . . . . . . . . .     77,616,077
   49,000 General Instrument Corp. (a) . . . . . . . .      1,225,000
   21,272 General Signal Corp. . . . . . . . . . . . .        927,991
   16,465 Grainger (W.W.), Inc.. . . . . . . . . . . .      1,287,357

Shares       Description                                     Value
------       -----------                                     -----
 370,740 Hewlett-Packard Co. . . . . . . . . . . . . . $   20,761,440
  41,823 ITT Corp. (a) . . . . . . . . . . . . . . . .      2,553,817
  40,923 ITT Industries, Inc.. . . . . . . . . . . . .      1,053,767
  61,132 Tyco International Ltd. . . . . . . . . . . .      4,252,495
 226,310 Westinghouse Electric Corp. . . . . . . . . .      5,233,419
                                                       --------------
                                                          114,911,363
                                                       --------------

         ELECTRONICS - 4.65%
  53,641 Advanced Micro Devices, Inc. (a). . . . . . .      1,931,076
   6,027 Aeroquip-Vickers, Inc.. . . . . . . . . . . .        284,776
 102,406 AlliedSignal, Inc.. . . . . . . . . . . . . .      8,602,104
  87,473 AMP, Inc. . . . . . . . . . . . . . . . . . .      3,651,998
  68,400 Applied Materials, Inc. (a) . . . . . . . . .      4,843,575
 158,900 Emerson Electric Co.. . . . . . . . . . . . .      8,749,431
  14,471 Harris Corp.. . . . . . . . . . . . . . . . .      1,215,564
 298,014 Intel Corp. . . . . . . . . . . . . . . . . .     42,262,110
  52,500 LSI Logic Corp. (a) . . . . . . . . . . . . .      1,680,000
  79,600 Micron Technology, Inc. (a) . . . . . . . . .      3,179,025
 215,842 Motorola, Inc.. . . . . . . . . . . . . . . .     16,403,992
  54,426 National Semiconductor Corp. (a). . . . . . .      1,666,796
  97,401 Northern Telecom Ltd. . . . . . . . . . . . .      8,863,491
  17,325 Perkin-Elmer Corp.. . . . . . . . . . . . . .      1,378,420
  18,638 Scientific-Atlanta, Inc.. . . . . . . . . . .        407,706
   8,438 Tektronix, Inc. . . . . . . . . . . . . . . .        506,280
  69,528 Texas Instruments, Inc. . . . . . . . . . . .      5,844,698
  58,600 Thermo Electron Corp. (a) . . . . . . . . . .      1,992,400
  18,900 Thomas & Betts Corp.. . . . . . . . . . . . .        993,431
  19,559 Western Atlas, Inc. (a) . . . . . . . . . . .      1,432,697
                                                       --------------
                                                          115,889,570
                                                       --------------

         ENVIRONMENTAL CONTROL - 0.38%
  80,535 Browning-Ferris Industries, Inc.. . . . . . .      2,677,789
  82,500 Laidlaw, Inc. Cl. B . . . . . . . . . . . . .      1,139,531
   7,526 Safety-Kleen Corp.. . . . . . . . . . . . . .        127,001
 170,358 Waste Management, Inc.. . . . . . . . . . . .      5,472,751
                                                       --------------
                                                            9,417,072
                                                       --------------

         FINANCIAL SERVICES - 4.45%
 172,566 American Express Co.. . . . . . . . . . . . .     12,856,167
  19,552 Beneficial Corp.. . . . . . . . . . . . . . .      1,389,414
  60,300 Charles Schwab Corp.. . . . . . . . . . . . .      2,453,456
  32,100 Countrywide Credit Industries . . . . . . . .      1,001,119
  52,000 Equifax.. . . . . . . . . . . . . . . . . . .      1,933,750
 387,964 Federal National Mortgage Assn. . . . . . . .     16,924,929
 251,524 Federal Home Loan Mortgage Corp.. . . . . . .      8,646,137
 163,000 First Data Corp.. . . . . . . . . . . . . . .      7,161,813
  94,844 Fleet Financial Group, Inc. . . . . . . . . .      5,998,883
  54,900 Green Tree Financial Corp.. . . . . . . . . .      1,955,813
  42,823 Hartford Financial Services Group . . . . . .      3,543,603
  35,358 Household International, Inc. . . . . . . . .      4,152,355
 121,417 MBNA Corp.. . . . . . . . . . . . . . . . . .      4,446,898
 120,076 Merrill Lynch & Co., Inc. . . . . . . . . . .      7,159,532
 209,393 Morgan Stanley, Dean Witter,
           Discover & Co.. . . . . . . . . . . . . . .      9,016,986
 121,233  PNC Bank Corp. . . . . . . . . . . . . . . .      5,046,324
  43,633  Salomon, Inc.. . . . . . . . . . . . . . . .      2,427,086
 233,012  Travelers Group, Inc.. . . . . . . . . . . .     14,694,319
                                                       --------------
                                                          110,808,584
                                                       --------------

         FOOD SERVICES/LODGING - 0.56%
  48,919 Darden Restaurants, Inc.. . . . . . . . . . .        443,328
 251,514 McDonald's Corp.. . . . . . . . . . . . . . .     12,151,270
  50,462 Wendy's International, Inc. . . . . . . . . .      1,308,858
                                                       --------------
                                                           13,903,456
                                                       --------------


                     See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

Shares       Description                                     Value
------       -----------                                     -----
         FOODS - 3.04%
202,902  Archer-Daniels-Midland Co.. . . . . . . . . . $    4,768,197
168,054  Campbell Soup Co. . . . . . . . . . . . . . .      8,402,700
 87,616  ConAgra, Inc. . . . . . . . . . . . . . . . .      5,618,376
 53,330  CPC International, Inc. . . . . . . . . . . .      4,923,026
 56,719  General Mills, Inc. . . . . . . . . . . . . .      3,693,825
133,575  Heinz (H.J.) Co.. . . . . . . . . . . . . . .      6,161,147
 44,394  Hershey Foods Corp. . . . . . . . . . . . . .      2,455,543
 74,207  Kellogg Co. . . . . . . . . . . . . . . . . .      6,353,974
 26,400  Pioneer Hi-Bred International, Inc. . . . . .      2,112,000
 49,584  Quaker Oats Co. . . . . . . . . . . . . . . .      2,225,082
 35,105  Ralston-Purina Group. . . . . . . . . . . . .      2,885,192
174,587  Sara Lee Corp.. . . . . . . . . . . . . . . .      7,267,184
 72,110  Sysco Corp. . . . . . . . . . . . . . . . . .      2,632,015
 59,817  Unilever N.V. ADR . . . . . . . . . . . . . .     13,040,106
 28,327  Whitman Corp. . . . . . . . . . . . . . . . .        717,027
 37,292  Wrigley (WM) Jr. Co.. . . . . . . . . . . . .      2,498,564
                                                       --------------
                                                           75,753,958
                                                       --------------

         FOREST PRODUCTS AND PAPER - 0.05%
 16,800  Willamette Industries, Inc. . . . . . . . . .      1,176,000

         HEALTHCARE - 1.12%
281,122  Abbott Laboratories . . . . . . . . . . . . .     18,764,894
235,022  Columbia/HCA Healthcare Corp. . . . . . . . .      9,239,302
                                                       --------------
                                                           28,004,196
                                                       --------------

         HOSPITAL SUPPLIES AND HEALTHCARE - 2.99%. . .
 24,601  Allergan, Inc.. . . . . . . . . . . . . . . .        782,619
 32,734  Alza Corp. (a). . . . . . . . . . . . . . . .        949,286
 25,777  Bard (C.R.), Inc. . . . . . . . . . . . . . .        936,027
 23,723  Bausch & Lomb, Inc. . . . . . . . . . . . . .      1,117,946
 97,063  Baxter International Inc. . . . . . . . . . .      5,071,542
 44,332  Becton, Dickinson & Co. . . . . . . . . . . .      2,244,307
 21,282  Beverly Enterprises (a) . . . . . . . . . . .        345,833
 49,750  Biomet, Inc.. . . . . . . . . . . . . . . . .        926,594
 73,700  Boston Scientific Corp. (a) . . . . . . . . .      4,527,944
 39,400  Cardinal Health, Inc. . . . . . . . . . . . .      2,255,650
 26,900  Guidant Corp. . . . . . . . . . . . . . . . .      2,286,500
119,100  HEALTHSOUTH Corp. (a) . . . . . . . . . . . .      2,970,056
 56,600  Humana, Inc. (a). . . . . . . . . . . . . . .      1,308,875
484,096  Johnson & Johnson . . . . . . . . . . . . . .     31,163,680
 19,160  Manor Care, Inc.. . . . . . . . . . . . . . .        625,095
 87,052  Medtronic, Inc. . . . . . . . . . . . . . . .      7,051,212
 10,574  Shared Medical Systems Corp.. . . . . . . . .        570,996
 32,119  St. Jude Medical, Inc. (a). . . . . . . . . .      1,252,641
116,010  Tenet Healthcare Corp. (a). . . . . . . . . .      3,429,546
 71,100  United Healthcare Corp. . . . . . . . . . . .      3,697,200
 25,048  U.S. Surgical Corp. . . . . . . . . . . . . .        933,038
                                                       --------------
                                                           74,446,587
                                                       --------------

         HOTEL/MOTEL - 0.34%
 58,200  HFS, Inc. (a) . . . . . . . . . . . . . . . .      3,375,600
 87,841  Hilton Hotels Corp. . . . . . . . . . . . . .      2,333,277
 45,990  Marriott International, Inc.. . . . . . . . .      2,822,636
                                                       --------------
                                                            8,531,513
                                                       --------------

         HOUSEHOLD FURNISHINGS - 0.18%
 26,912  Maytag Corp.. . . . . . . . . . . . . . . . .        703,076
 57,858  Newell Co.. . . . . . . . . . . . . . . . . .      2,292,623
 28,739  Whirlpool Corp. . . . . . . . . . . . . . . .      1,568,072
                                                       --------------
                                                            4,563,771
                                                       --------------

Shares       Description                                     Value
------       -----------                                     -----
         HOUSEHOLD PRODUCTS - 1.88%
 18,752  Clorox Co.. . . . . . . . . . . . . . . . . . $    2,475,264
106,702  Colgate-Palmolive Co. . . . . . . . . . . . .      6,962,305
246,170  Procter & Gamble Co.. . . . . . . . . . . . .     34,771,513
 54,502  Rubbermaid, Inc.. . . . . . . . . . . . . . .      1,621,435
 26,596  Tupperware Corp.. . . . . . . . . . . . . . .        970,754
                                                       --------------
                                                           46,801,271
                                                       --------------

         INSURANCE - 3.63%
 55,759  Aetna, Inc. . . . . . . . . . . . . . . . . .      5,708,328
158,150  Allstate Corp.. . . . . . . . . . . . . . . .     11,544,950
 91,751  American General Corp.. . . . . . . . . . . .      4,381,110
170,567  American International Group, Inc.. . . . . .     25,478,446
 56,350  Aon Corp. . . . . . . . . . . . . . . . . . .      2,916,112
 61,872  Chubb Corp. . . . . . . . . . . . . . . . . .      4,137,690
 27,033  CIGNA Corp. . . . . . . . . . . . . . . . . .      4,798,357
 72,100  Conseco, Inc. . . . . . . . . . . . . . . . .      2,667,700
 31,278  General Re Corp.. . . . . . . . . . . . . . .      5,692,596
 20,577  Jefferson-Pilot Corp. . . . . . . . . . . . .      1,437,818
 34,410  Lincoln National Corp.. . . . . . . . . . . .      2,215,144
 60,124  Marsh & McLennan Companies, Inc.. . . . . . .      4,291,350
 18,200  MBIA, Inc.. . . . . . . . . . . . . . . . . .      2,053,187
 45,800  MGIC Investment Corp. . . . . . . . . . . . .      2,195,538
 39,898  Providian Financial . . . . . . . . . . . . .      1,281,723
 49,502  Safeco Corp.. . . . . . . . . . . . . . . . .      2,311,125
 33,030  St. Paul Companies, Inc.. . . . . . . . . . .      2,518,538
 28,434  Torchmark Corp. . . . . . . . . . . . . . . .      2,025,923
 50,700  UNUM Corp.  . . . . . . . . . . . . . . . . .      2,129,400
 31,717  USF&G Corp. . . . . . . . . . . . . . . . . .        761,208
                                                       --------------
                                                           90,546,243
                                                       --------------

         LEISURE RELATED - 1.15%
 25,714  American Greetings Corp.. . . . . . . . . . .        954,632
 26,742  Brunswick Corp. . . . . . . . . . . . . . . .        835,688
247,357  Disney (Walt) Co. . . . . . . . . . . . . . .     19,850,399
 19,839  Harcourt General, Inc.. . . . . . . . . . . .        944,832
 38,615  Harrah's Entertainment, Inc. (a). . . . . . .        704,724
 52,387  Hasbro, Inc.. . . . . . . . . . . . . . . . .      1,486,481
  6,139  Jostens, Inc. . . . . . . . . . . . . . . . .        164,218
112,465  Mattel, Inc.. . . . . . . . . . . . . . . . .      3,809,752
                                                       --------------
                                                           28,750,726
                                                       --------------

         MACHINERY - 1.48%
 35,771  Black & Decker Corp.. . . . . . . . . . . . .      1,330,234
 13,082  Briggs & Stratton Corp. . . . . . . . . . . .        654,100
 29,500  Case Corp.. . . . . . . . . . . . . . . . . .      2,031,812
 69,282  Caterpillar Inc.. . . . . . . . . . . . . . .      7,439,155
  8,147  Cincinnati Milacron, Inc. . . . . . . . . . .        211,313
 42,948  Cooper Industries, Inc. . . . . . . . . . . .      2,136,663
 93,123  Deere & Co. . . . . . . . . . . . . . . . . .      5,110,125
 40,904  Dover Corp. . . . . . . . . . . . . . . . . .      2,515,596
 68,382  Dresser Industries, Inc.. . . . . . . . . . .      2,547,230
 31,430  Echo Bay Mines Ltd. (a) . . . . . . . . . . .        180,723
 15,647  Giddings & Lewis, Inc.. . . . . . . . . . . .        326,631
 20,722  Harnischfeger Industries, Inc.. . . . . . . .        859,963
 94,192  Illinois Tool Works, Inc. . . . . . . . . . .      4,703,713
 44,331  Ingersoll-Rand Co.. . . . . . . . . . . . . .      2,737,439
 20,392  Millipore Corp. . . . . . . . . . . . . . . .        897,248
 11,758  Navistar International Corp. (a). . . . . . .        202,826
 15,494  Snap-On, Inc. . . . . . . . . . . . . . . . .        610,076
 41,872  TRW Inc.. . . . . . . . . . . . . . . . . . .      2,378,853
                                                       --------------
                                                           36,873,700
                                                       --------------


                     See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
Shares       Description                                     Value
------       -----------                                     -----
         METALS - 1.21%
 79,836  Alcan Aluminum Ltd. . . . . . . . . . . . . . $    2,769,311
 68,400  Aluminum Company of America . . . . . . . . .      5,155,650
 68,935  Armco, Inc. (a) . . . . . . . . . . . . . . .        267,123
 17,349  Asarco, Inc.. . . . . . . . . . . . . . . . .        531,313
149,400  Barrick Gold Corp.. . . . . . . . . . . . . .      3,286,800
 48,600  Battle Mountain Gold Co.. . . . . . . . . . .        276,413
 44,249  Bethlehem Steel Corp. (a) . . . . . . . . . .        461,849
 31,994  Cyprus Amax Minerals Co.. . . . . . . . . . .        783,853
 43,808  Engelhard Corp. . . . . . . . . . . . . . . .        917,230
 33,500  Freeport-McMoRan Copper & Gold, Inc. Cl. B. .      1,042,688
 69,743  Homestake Mining Co.. . . . . . . . . . . . .        911,018
 62,966  Inco Ltd. . . . . . . . . . . . . . . . . . .      1,892,915
 18,203  Inland Steel Industries, Inc. . . . . . . . .        475,553
 57,710  Newmont Mining Corp.. . . . . . . . . . . . .      2,250,690
 35,494  Nucor Corp. . . . . . . . . . . . . . . . . .      2,005,411
 25,108  Phelps Dodge Corp.. . . . . . . . . . . . . .      2,138,888
 98,104  Placer Dome, Inc. . . . . . . . . . . . . . .      1,606,453
 25,549  Reynolds Metals Co. . . . . . . . . . . . . .      1,820,366
 33,077  USX-U.S. Steel Group, Inc.. . . . . . . . . .      1,159,762
 22,279  Worthington Industries, Inc.. . . . . . . . .        407,984
                                                       --------------
                                                           30,161,270
                                                       --------------

         MISCELLANEOUS - 0.10%
      1  ACNielsen Corp. (a) . . . . . . . . . . . . .             20
 60,879  Cognizant Corp. . . . . . . . . . . . . . . .      2,465,599
                                                       --------------
                                                            2,465,619
                                                       --------------

         OFFICE EQUIPMENT AND COMPUTERS - 2.99%
 35,857  Amdahl Corp. (a). . . . . . . . . . . . . . .        313,749
 50,442  Apple Computer, Inc. (a). . . . . . . . . . .        718,798
 20,214  Autodesk, Inc.. . . . . . . . . . . . . . . .        774,449
 99,613  Compaq Computer Corp. (a) . . . . . . . . . .      9,886,590
 27,186  Computer Sciences Corp. (a) . . . . . . . . .      1,960,790
 20,545  Data General Corp. (a). . . . . . . . . . . .        534,170
 61,432  Digital Equipment Corp. (a) . . . . . . . . .      2,176,996
 46,219  Honeywell, Inc. . . . . . . . . . . . . . . .      3,506,867
 55,462  Ikon Office Solutions, Inc. . . . . . . . . .      1,383,084
  9,046  Intergraph Corp. (a). . . . . . . . . . . . .         76,891
363,182  IBM Corp. . . . . . . . . . . . . . . . . . .     32,754,477
 24,179  Moore Corp. Ltd.. . . . . . . . . . . . . . .        476,024
130,292  Novell, Inc. (a). . . . . . . . . . . . . . .        903,901
 52,798  Pitney Bowes, Inc.. . . . . . . . . . . . . .      3,669,461
134,056  Sun Microsystems, Inc. (a). . . . . . . . . .      4,989,397
 31,960  Tandem Computers, Inc. (a). . . . . . . . . .        647,190
 61,699  Unisys Corp. (a). . . . . . . . . . . . . . .        470,455
117,635  Xerox Corp. . . . . . . . . . . . . . . . . .      9,278,460
                                                       --------------
                                                           74,521,749
                                                       --------------

         OIL RELATED - 9.00%
 34,793  Amerada Hess Corp.. . . . . . . . . . . . . .      1,933,186
181,102  Amoco Corp. . . . . . . . . . . . . . . . . .     15,744,555
 20,687  Ashland Inc.. . . . . . . . . . . . . . . . .        959,360
117,050  Atlantic Richfield Co.. . . . . . . . . . . .      8,252,025
 52,644  Baker Hughes, Inc.. . . . . . . . . . . . . .      2,036,665
 45,800  Burlington Resources, Inc.. . . . . . . . . .      2,020,925
237,466  Chevron Corp. . . . . . . . . . . . . . . . .     17,557,642
902,514  Exxon Corp. . . . . . . . . . . . . . . . . .     55,504,611
 31,181  Fluor Corp. . . . . . . . . . . . . . . . . .      1,720,801
 18,138  Foster Wheeler Corp.. . . . . . . . . . . . .        734,589
 47,490  Halliburton Co. . . . . . . . . . . . . . . .      3,763,582
 10,708  Helmerich & Payne, Inc. . . . . . . . . . . .        617,048
 17,432  Kerr-McGee Corp.. . . . . . . . . . . . . . .      1,104,753

Shares       Description                                     Value
------       -----------                                     -----
 10,762  Louisiana Land & Exploration Co.. . . . . . . $      614,779
 26,387  McDermott International, Inc. . . . . . . . .        770,171
286,742  Mobil Corp. . . . . . . . . . . . . . . . . .     20,036,097
 52,228  NorAm Energy Corp.. . . . . . . . . . . . . .        796,477
119,014  Occidental Petroleum Corp.. . . . . . . . . .      2,982,788
 27,779  Oryx Energy Co. (a) . . . . . . . . . . . . .        586,831
 18,454  Pennzoil Co.. . . . . . . . . . . . . . . . .      1,416,344
 95,806  Phillips Petroleum Co.. . . . . . . . . . . .      4,191,513
 32,700  Rowan Companies, Inc. (a) . . . . . . . . . .        921,731
782,404  Royal Dutch Petroleum Co. . . . . . . . . . .     42,543,218
 20,969  Santa Fe Energy Resources, Inc. (a) . . . . .        307,982
 89,181  Schlumberger Ltd. . . . . . . . . . . . . . .     11,147,625
 26,545  Sun Co, Inc.. . . . . . . . . . . . . . . . .        822,895
 64,634  Tenneco, Inc. . . . . . . . . . . . . . . . .      2,920,649
 99,661  Texaco, Inc.. . . . . . . . . . . . . . . . .     10,838,134
 91,148  Union Pacific Resources Group Inc.. . . . . .      2,267,307
 90,737  Unocal Corp.. . . . . . . . . . . . . . . . .      3,521,730
104,564  USX-Marathon Group. . . . . . . . . . . . . .      3,019,286
 61,918  Williams Companies, Inc.. . . . . . . . . . .      2,708,913
                                                       --------------
                                                          224,364,212
                                                       --------------

         PAPER - 0.84%
 12,631  Bemis Company, Inc. . . . . . . . . . . . . .        546,291
110,744  International Paper Co. . . . . . . . . . . .      5,378,005
 36,835  James River Corp. . . . . . . . . . . . . . .      1,362,895
203,430  Kimberly-Clark Corp.. . . . . . . . . . . . .     10,120,643
 23,051  Mead Corp.. . . . . . . . . . . . . . . . . .      1,434,925
 27,303  Union Camp Corp.. . . . . . . . . . . . . . .      1,365,150
 27,360  Westvaco Corp.. . . . . . . . . . . . . . . .        860,130
                                                       --------------
                                                           21,068,039
                                                       --------------

         PHARMACEUTICALS - 0.27%
191,632  Pharmacia & Upjohn, Inc.. . . . . . . . . . .      6,659,212
                                                       --------------

         PHOTOGRAPHY AND OPTICAL - 0.41%
119,526  Eastman Kodak Co. . . . . . . . . . . . . . .      9,173,621
 17,582  Polaroid Corp.. . . . . . . . . . . . . . . .        975,801
                                                       --------------
                                                           10,149,422
                                                       --------------

         PRINTING AND PUBLISHING - 1.20%
 32,991  Deluxe Corp.. . . . . . . . . . . . . . . . .      1,125,818
 56,252  Donnelley (R.R.) & Sons Co. . . . . . . . . .      2,060,230
 26,972  Dow Jones & Co., Inc. . . . . . . . . . . . .      1,083,937
 62,179  Dun & Bradstreet Corp.. . . . . . . . . . . .      1,632,199
 50,496  Gannett Co., Inc. . . . . . . . . . . . . . .      4,986,480
  3,604  Harland (John H.) Co. . . . . . . . . . . . .         82,216
 36,626  Knight-Ridder, Inc. . . . . . . . . . . . . .      1,796,963
 40,030  McGraw-Hill Companies, Inc. . . . . . . . . .      2,354,264
  9,072  Meredith Corp.. . . . . . . . . . . . . . . .        263,088
 33,184  New York Times Co. Cl. A. . . . . . . . . . .      1,642,608
185,015  Time Warner, Inc. . . . . . . . . . . . . . .      8,926,974
 26,929  Times Mirror Co. Cl. A. . . . . . . . . . . .      1,487,827
 51,096  Tribune Co. . . . . . . . . . . . . . . . . .      2,455,802
                                                       --------------
                                                           29,898,406
                                                       --------------

         PROFESSIONAL SERVICES - 0.41%
 36,835  Block (H&R), Inc. . . . . . . . . . . . . . .      1,187,929
 16,700  Ecolab, Inc.. . . . . . . . . . . . . . . . .        797,425
  8,925  EG&G, Inc.. . . . . . . . . . . . . . . . . .        200,813
 26,307  Interpublic Group of Companies, Inc.. . . . .      1,612,948
 22,226  National Service Industries . . . . . . . . .      1,082,128
 92,892  Service Corporation International . . . . . .      3,053,825
 24,543  Transamerica Corp.. . . . . . . . . . . . . .      2,296,304
                                                       --------------
                                                           10,231,372
                                                       --------------

                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
Shares       Description                                     Value
------       -----------                                     -----
         RAILROADS - 0.83%
 58,262  Burlington Northern Santa Fe Corp.. . . . . . $    5,236,297
 83,632  CSX Corp. . . . . . . . . . . . . . . . . . .      4,641,576
 43,851  Norfolk Southern Corp.. . . . . . . . . . . .      4,417,988
 89,747  Union Pacific Corp. . . . . . . . . . . . . .      6,327,164
                                                       --------------
                                                           20,623,025
                                                       --------------

         REAL ESTATE - 0.02%
 11,166  Pulte Corp. . . . . . . . . . . . . . . . . .        385,925

         RETAIL - 4.07%
 94,302  Albertson's, Inc. . . . . . . . . . . . . . .      3,442,023
 57,818  American Stores Co. . . . . . . . . . . . . .      2,854,764
 36,146  Circuit City Stores, Inc. . . . . . . . . . .      1,285,442
 82,799  Costco Companies, Inc. (a). . . . . . . . . .      2,722,017
 60,519  CVS Corp. . . . . . . . . . . . . . . . . . .      3,101,599
 79,108  Dayton Hudson Corp. . . . . . . . . . . . . .      4,207,557
 41,997  Dillard's Department Stores, Inc. Cl. A . . .      1,454,146
 77,200  Federated Department Stores, Inc. (a) . . . .      2,682,700
  6,779  Fleming Companies, Inc. . . . . . . . . . . .        122,022
 97,914  Gap, Inc. . . . . . . . . . . . . . . . . . .      3,806,407
 18,693  Giant Food, Inc.. . . . . . . . . . . . . . .        609,859
  8,825  Great Atlantic & Pacific Tea Co., Inc.. . . .        239,930
183,303  Kmart Corp. (a) . . . . . . . . . . . . . . .      2,245,462
 92,320  Kroger Co. (a). . . . . . . . . . . . . . . .      2,677,280
101,247  Limited, Inc. . . . . . . . . . . . . . . . .      2,050,252
 11,926  Longs Drug Stores, Inc. . . . . . . . . . . .        312,312
 63,994  Lowe's Companies, Inc.. . . . . . . . . . . .      2,375,777
 84,498  May Department Stores Co. . . . . . . . . . .      3,992,530
  8,830  Mercantile Stores Company, Inc. . . . . . . .        555,738
 32,029  Nordstrom, Inc. . . . . . . . . . . . . . . .      1,571,423
 90,050  Penney (J.C.) Company, Inc. . . . . . . . . .      4,699,484
 17,012  Pep Boys-Manny, Moe & Jack. . . . . . . . . .        579,471
 45,401  Rite Aid Corp.. . . . . . . . . . . . . . . .      2,264,375
139,609  Sears, Roebuck & Co.. . . . . . . . . . . . .      7,503,984
 64,574  Sherwin-Williams Co.. . . . . . . . . . . . .      1,993,722
 24,383  Tandy Corp. . . . . . . . . . . . . . . . . .      1,365,448
 64,908  TJX Companies, Inc. . . . . . . . . . . . . .      1,711,948
105,118  Toys 'R' Us, Inc. (a) . . . . . . . . . . . .      3,679,130
 90,934  Walgreen Co.. . . . . . . . . . . . . . . . .      4,876,336
823,448  Wal-Mart Stores, Inc. . . . . . . . . . . . .     27,842,836
 47,080  Winn-Dixie Stores, Inc. . . . . . . . . . . .      1,753,730
 39,522  Woolworth Corp. (a) . . . . . . . . . . . . .        948,528
                                                       --------------
                                                          101,528,232
                                                       --------------

         TELECOMMUNICATIONS - 4.00%
      1  360 Communications Co. (a). . . . . . . . . .             17
190,335  Airtouch Communications, Inc. (a) . . . . . .      5,210,421
 59,900  Alltel Corp.. . . . . . . . . . . . . . . . .      2,002,906
198,952  Ameritech Corp. . . . . . . . . . . . . . . .     13,516,301
 34,576  Andrew Corp. (a). . . . . . . . . . . . . . .        972,450
 76,200  Bay Networks, Inc. (a). . . . . . . . . . . .      2,024,062
103,062  Comcast Corp. Cl. A . . . . . . . . . . . . .      2,202,950
 40,890  DSC Communications Corp. (a). . . . . . . . .        909,802
 61,800  Frontier Corp.. . . . . . . . . . . . . . . .      1,232,138
347,036  GTE Corp. . . . . . . . . . . . . . . . . . .     15,226,205
  9,706  King World Productions, Inc.. . . . . . . . .        339,710
232,541  Lucent Technologies, Inc. . . . . . . . . . .     16,757,486
248,020  MCI Communications Corp.. . . . . . . . . . .      9,494,516
159,300  NYNEX Corp. . . . . . . . . . . . . . . . . .      9,179,663
217,416  Tele-Communications, Inc. Cl. A (a) . . . . .      3,234,063
 65,600  Tellabs, Inc. (a) . . . . . . . . . . . . . .      3,665,400
109,349  Viacom, Inc. Cl. B (a). . . . . . . . . . . .      3,280,470

Shares       Description                                     Value
------       -----------                                     -----
324,500  WorldCom, Inc. (a). . . . . . . . . . . . . . $   10,384,000
                                                       --------------
                                                           99,632,560
                                                       --------------

         TIRE AND RUBBER - 0.21%
 20,651  Cooper Tire & Rubber Co.. . . . . . . . . . .        454,322
 23,352  Goodrich (B.F.) Co. . . . . . . . . . . . . .      1,011,434
 60,536  Goodyear Tire & Rubber Co.. . . . . . . . . .      3,832,686
                                                       --------------
                                                            5,298,442
                                                       --------------

         TOBACCO - 1.74%
 68,874  Fortune Brands, Inc.. . . . . . . . . . . . .      2,569,861
880,398  Philip Morris Companies, Inc. . . . . . . . .     39,067,661
 66,707  UST, Inc. . . . . . . . . . . . . . . . . . .      1,851,119
                                                       --------------
                                                           43,488,641
                                                       --------------

         TRUCKING, SHIPPING - 0.17%
 13,982  Caliber System, Inc.. . . . . . . . . . . . .        520,829
 42,350  Federal Express Corp. (a) . . . . . . . . . .      2,445,713
 36,017  Ryder System, Inc.. . . . . . . . . . . . . .      1,188,561
                                                       --------------
                                                            4,155,103
                                                       --------------

         UTILITIES - 6.54%
 59,310  American Electric Power Co. . . . . . . . . .      2,491,020
598,506  AT&T Corp.. . . . . . . . . . . . . . . . . .     20,985,117
 44,425  Baltimore Gas & Electric Co.. . . . . . . . .      1,185,592
159,139  Bell Atlantic Corp. . . . . . . . . . . . . .     12,074,672
362,232  BellSouth Corp. . . . . . . . . . . . . . . .     16,798,509
 45,928  Carolina Power & Light Co.. . . . . . . . . .      1,647,667
 93,330  Central & South West Corp.. . . . . . . . . .      1,983,262
 51,122  CINergy Corp. . . . . . . . . . . . . . . . .      1,779,685
 37,766  Coastal Corp. . . . . . . . . . . . . . . . .      2,008,679
 22,435  Columbia Gas System, Inc. . . . . . . . . . .      1,463,884
 93,036  Consolidated Edison Company of
           New York, Inc.. . . . . . . . . . . . . . .      2,738,747
 40,005  Consolidated Natural Gas Co.. . . . . . . . .      2,152,769
 69,206  Dominion Resources, Inc.. . . . . . . . . . .      2,534,670
 45,076  DTE Energy Co.. . . . . . . . . . . . . . . .      1,245,224
130,795  Duke Power Co.. . . . . . . . . . . . . . . .      6,269,985
  4,142  Eastern Enterprises . . . . . . . . . . . . .        143,676
149,070  Edison International. . . . . . . . . . . . .      3,708,116
 99,666  Enron Corp. . . . . . . . . . . . . . . . . .      4,067,619
 17,124  ENSERCH Corp. . . . . . . . . . . . . . . . .        381,009
100,207  Entergy Corp. . . . . . . . . . . . . . . . .      2,743,167
 63,294  FPL Group, Inc. . . . . . . . . . . . . . . .      2,915,480
 52,400  GPU, Inc. . . . . . . . . . . . . . . . . . .      1,879,850
104,356  Houston Industries, Inc.. . . . . . . . . . .      2,237,132
 42,042  Niagara Mohawk Power Corp. (a). . . . . . . .        359,985
 11,069  NICOR, Inc. . . . . . . . . . . . . . . . . .        397,100
 17,544  Northern States Power Co. . . . . . . . . . .        907,902
 63,984  Ohio Edison Co. . . . . . . . . . . . . . . .      1,395,651
 12,891  ONEOK, Inc. . . . . . . . . . . . . . . . . .        414,929
 23,768  Pacific Enterprises . . . . . . . . . . . . .        799,199
 92,789  PacifiCorp. . . . . . . . . . . . . . . . . .      2,041,358
 99,584  Peco Energy Co. . . . . . . . . . . . . . . .      2,091,264
  5,955  People's Energy Corp. . . . . . . . . . . . .        222,940
167,905  PG&E Corp.. . . . . . . . . . . . . . . . . .      4,071,696
 45,100  PP&L Resources, Inc.. . . . . . . . . . . . .        899,181
 97,894  Public Service Enterprise Group, Inc. . . . .      2,447,350
331,514  SBC Communications, Inc.. . . . . . . . . . .     20,512,429
 35,010  Sonat, Inc. . . . . . . . . . . . . . . . . .      1,794,262
240,658  Southern Co.. . . . . . . . . . . . . . . . .      5,264,394
132,182  Sprint Corp.. . . . . . . . . . . . . . . . .      6,956,078
 83,665  Texas Utilities Co. . . . . . . . . . . . . .      2,881,213


                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
Shares       Description                                     Value
------       -----------                                     -----
 89,125   Unicom Corp. . . . . . . . . . . . . . . . . $    1,983,031
 29,320   Union Electric Co. . . . . . . . . . . . . .      1,104,998
175,228   U.S. West, Inc. - Communications Group . . .      6,603,905
223,428   U.S. West, Inc. - Media Group (a). . . . . .      4,524,417
                                                        -------------
                                                          163,108,813
                                                        -------------

TOTAL COMMON STOCK (Cost $1,643,024,982) . . . . . . .  2,465,198,267
                                                        -------------
          SHORT TERM INSTRUMENTS - 1.05%
          MUTUAL FUNDS - 0.83%
20,797,078 BT Institutional Cash Management Fund,
  5.47%, 7/01/97 . . . . . . . . . . . . . . . . . . .     20,797,078
                                                        -------------

Principal
Shares       Description                                     Value
------       -----------                                     -----
         U.S. TREASURY BILLS - 0.22%
$ 395,000 5.18%, 7/03/97 (b) . . . . . . . . . . . . . $      394,889
5,005,000 5.19%,  9/04/97 (b). . . . . . . . . . . . .      4,959,274
                                                        -------------
                                                            5,354,163
                                                        -------------

TOTAL SHORT TERM INSTRUMENTS (Cost $26,152,152). . . .     26,151,241
                                                        -------------

Total Investments (Cost $1,669,177,134). . . . .99.97%  2,491,349,508
Other Assets Less Liabilities. . . . . . . . . . 0.03%        858,533
                                                       --------------
NET ASSETS . . . . . . . . . . . . . . . . . . 100.00% $2,492,208,041
                                                       --------------
                                                       --------------

(a)  Non-income producing security.
(b)  Held as collateral for futures contracts.


                     See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at Value (Cost of $1,669,177,134) . . . . . . . .      $2,491,349,508
  Dividends and Interest Receivable. . . . . . . . . . . . . . .           3,126,038
  Prepaid Expenses . . . . . . . . . . . . . . . . . . . . . . .               3,492
                                                                       -------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . .       2,494,479,038
                                                                       -------------
LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . . . . . . . . . . .             163,648
  Due to Custodian . . . . . . . . . . . . . . . . . . . . . . .               1,393
  Payable for Securities Purchased . . . . . . . . . . . . . . .           1,893,566
  Variation Margin Payable . . . . . . . . . . . . . . . . . . .             199,395
  Accrued Expenses and Other . . . . . . . . . . . . . . . . . .              12,995
                                                                       -------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . .           2,270,997
                                                                       -------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . .      $2,492,208,041
                                                                       -------------
                                                                       -------------
COMPOSITION OF NET ASSETS
  Paid-in capital. . . . . . . . . . . . . . . . . . . . . . . .      $1,670,361,742
  Net Unrealized Appreciation on Investments . . . . . . . . . .         822,172,374
  Net Unrealized Depreciation on Futures Contracts . . . . . . .            (326,075)
                                                                       -------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . .      $2,492,208,041
                                                                       -------------
                                                                       -------------

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign withholding tax of $132,101) . . . . . . . .   $  20,059,204
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,268,743
                                                                           -------------
TOTAL INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . .      21,327,947
                                                                           -------------
EXPENSES
  Advisory Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,095,075
  Administration and Services Fees . . . . . . . . . . . . . . . . . . .         547,538
  Professional Fees. . . . . . . . . . . . . . . . . . . . . . . . . . .          13,649
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,050
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,494
                                                                           -------------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,659,806
  Less:  Expenses Absorbed by Bankers Trust. . . . . . . . . . . . . . .        (783,746)
                                                                           -------------
    Net Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .         876,060
                                                                           -------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . .      20,451,887
                                                                           -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
  Net Realized Gain from Investment Transactions . . . . . . . . . . . .      47,419,332
  Net Realized Gain from Futures Transactions. . . . . . . . . . . . . .       3,030,532
  Net Change in Unrealized Appreciation on Investments . . . . . . . . .     342,809,986
  Net Change in Unrealized Depreciation on Futures Contracts . . . . . .        (208,875)
                                                                           -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS. .     393,050,975
                                                                           -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . . .   $ 413,502,862
                                                                           -------------
                                                                           -------------


                   See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              FOR THE             FOR THE
                                                                                         SIX MONTHS ENDED       YEAR ENDED
                                                                                           JUNE 30, 1997+    DECEMBER 31, 1996
                                                                                         ----------------    -----------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   20,451,887      $   33,117,570
  Net Realized Gain from Investments and Futures Transactions. . . . . . . . . . . . . .      50,449,864          21,413,687
  Net Change in Unrealized Appreciation on Investment and Futures Contracts. . . . . . .     342,601,111         267,538,386
                                                                                          --------------      --------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . . . .     413,502,862         322,069,643
                                                                                          --------------      --------------
CAPITAL TRANSACTIONS
  Proceeds from Capital Invested . . . . . . . . . . . . . . . . . . . . . . . . . . . .     660,209,657         854,711,041
  Value of Capital Withdrawn . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (506,728,044)       (332,293,144)
                                                                                          --------------      --------------
Net Increase in Net Assets from Capital Transactions . . . . . . . . . . . . . . . . . .     153,481,613         522,417,897
                                                                                          --------------      --------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     566,984,475         844,487,540
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,925,223,566       1,080,736,026
                                                                                          --------------      --------------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $2,492,208,041      $1,925,223,566
                                                                                          --------------      --------------
                                                                                          --------------      --------------



--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.


                                                                                                 FOR THE YEAR ENDED
                                                                FOR THE                              DECEMBER 31,
                                                            SIX MONTHS ENDED  -----------------------------------------------------
                                                             JUNE 30, 1997+      1996           1995            1994         1993
                                                            ----------------  ----------     ----------       --------     --------
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000s omitted) . . . . . . . . .    $2,492,208      $1,925,224     $1,080,736       $559,772     $151,805
  Ratios to Average Net Assets:
  Net Investment Income. . . . . . . . . . . . . . . . . .          1.87%*          2.20%          2.52%          2.84%        2.67%
  Expenses . . . . . . . . . . . . . . . . . . . . . . . .          0.08%*          0.10%          0.10%          0.10%        0.10%
  Decrease Reflected in Above Expense Ratio Due
    to Absorption of Expenses by Bankers Trust . . . . . .          0.07%*          0.05%          0.05%          0.06%        0.10%
Portfolio Turnover Rate. . . . . . . . . . . . . . . . . .             6%             15%             6%            21%          31%
Average Commission Per Share** . . . . . . . . . . . . . .    $    0.025      $    0.023

----------------

+   Unaudited
*   Annualized
** For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.

See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION

The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York, and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  SECURITY VALUATION

The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C.  SECURITY TRANSACTIONS AND INTEREST INCOME

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  FUTURES CONTRACTS

The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in the financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. OPTION CONTRACTS

The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment, the value of which is valued at mark-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The Portfolio's investment in the financial futures contracts are designed to closely replicate the benchmark idea used by the Portfolio.

F.  FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

G.  OTHER

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $547,538.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $1,095,075.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.08 of 1% of the average daily net assets of the Portfolio. For the six months ended June 30, 1997, expenses of the Portfolio have been reduced by $783,746.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood Services, Inc. None of the trustees so affiliated received compensation for services as trustees of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

For the six months ended June 30, 1997, the Equity 500 Index Portfolio paid brokerage commissions of $169,740.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 1997, were $394,246,882 and $126,706,581, respectively. For federal income tax purposes, the tax basis of investments held at June 30, 1997 was $1,680,085,502. The aggregate gross unrealized appreciation was $828,647,371, and the aggregate gross unrealized depreciation for all investments was $17,383,366 as of June 30, 1997.

NOTE 4--FUTURES CONTRACTS

A summary of obligations under these financial instruments at June 30, 1997 is as follows:

                                                          MARKET     UNREALIZED
TYPE OF FUTURE         EXPIRATION  CONTRACTS  POSITION     VALUE    DEPRECIATION
--------------         ----------  ---------  --------  ----------  ------------
S&P 500 Index Futures  Sept. 1997     52        Long    $23,146,500  ($326,075)

At June 30, 1997, the Portfolio has segregated approximately $5,400,000 to cover margin requirements on open futures contracts.

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                                       18

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                                       19

--------------------------------------------------------------------------------
BT INSTITUTIONAL FUNDS

EQUITY 500 INDEX FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897


CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105


COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022


                   --------------------------------------
                   For information on how to invest,
                   shareholder account information and
                   current price and yield information,
                   please contact your relationship
                   manager or the BT Mutual Fund Service
                   Center at (800) 368-4031.
                   --------------------------------------

                                                              Cusip #055924500
                                                               STA481100 (8/97)